Acquired Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 111,715	$ 111,070
Accumulated Amortization	(37,238)	(25,916)
Intangible Assets (excluding goodwill), Total losses in the year ended			$ (291,817)
Acquired intangible assets, net	74,477	85,154
PIBA License [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	111,715	111,070
Accumulated amortization	(37,238)	(25,916)
Net carrying amount	$ 74,477	$ 85,154